Critical Accounting Judgments, Estimates and Key Sources of Assumption Uncertainty	6 Months Ended
Jun. 30, 2026
Disclosure of changes in accounting estimates [abstract]
Critical Accounting Judgments, Estimates and Key Sources of Assumption Uncertainty	Critical Accounting Judgments, Estimates and Key Sources of Assumption Uncertainty
There have been no significant changes with regards to critical accounting judgments, estimates and key sources of assumption uncertainty since December 31, 2025. Please refer to Note 5 in the consolidated financial statements for the year ended December 31, 2025.